Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net (loss) income for the period	$ (1,445)	$ 779
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability		(2,470)
Transaction costs of warrants issued and expensed as finance cost		310
Utilization of provisions (note 8)	19	(327)
Depreciation and amortization	36	107
Gain on modification of building lease		(185)
Share-based compensation costs	13	(112)
Employee future benefits (note 9)	49	49
Amortization of deferred revenues	(537)	(14)
Foreign exchange gain on items denominated in foreign currencies	266	52
Other non-cash items	29	(15)
Interest accretion on lease liabilities	2	(11)
Payment of income taxes	(1,124)	(811)
Changes in operating assets and liabilities (note 12)	1,647	204
Net cash used in operating activities	(1,045)	(2,444)
Cash flows from financing activities
Issuance of common shares (note 10)	34,200
Issuance of common shares and warrants (note 10)		4,500
Transaction costs (note 10)	(3,221)	(600)
Proceeds from exercise of warrants (note 10)	19,987
Payments on lease liabilities	(33)	(158)
Net cash provided by financing activities	50,933	3,742
Cash flows from investing activities
Purchase of intangible assets	(490)
Purchase of property and equipment	(17)
Net cash used by investing activities	(507)
Effect of exchange rate changes on cash and cash equivalents	(281)	46
Net change in cash and cash equivalents	49,100	1,344
Cash and cash equivalents - Beginning of period	24,271	7,838
Cash and cash equivalents - End of period	$ 73,371	$ 9,182